Segment, Geographic and Customer Concentration Information	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Segment Reporting Information [Line Items]
Segment, Geographic and Customer Concentration Information

Note 14. Segment, Geographic and Customer Concentration Information

The Company conducts its business in one operating segment that develops and produces Lidar sensors for use in industrial, 3D mapping, drones and auto applications. The Company’s Chief Executive Officer is the chief operating decision maker (CODM). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis, accompanied by disaggregated information about sales and gross margin by product group. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company.

The Company reports revenue by region and country based on the location where its customers accept delivery of its products and services. Revenue by region was as follows (amount in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Revenue by region:
North America	$139,005	$84,541	$49,634	$35,716	$13,903
Asia Pacific	26,562	39,770	28,791	20,538	25,774
Europe, Middle East and Africa	16,523	18,635	22,973	12,655	5,740
Revenue	$182,090	$142,946	$101,398	$68,909	$45,417
% of Revenue by region:
North America	76%	59%	49%	52%	31%
Asia Pacific	15%	28%	28%	30%	57%
Europe, Middle East and Africa	9%	13%	23%	18%	13%
Revenue	100%	100%	100%	100%	100%

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2017	2018	2019	2019	2020
				(unaudited)
Countries over 10% of Revenue:
U.S.	72%	59%	46%	51%	21%
China	*	21%	11%	13%	46%
Number of Customers accounted for over 10% of
Revenue:**	3	2	2	2	1
*	Less than 10%.
**	In 2017, one customer accounted for 26% of revenue. For the six months ended June 30, 2020, one customer accounted for 37% of revenue.

The Company’s long-lived assets, consisting primarily of property, plant and equipment, were primarily located in the United States as of December 31, 2018, December 31, 2019 and June 30, 2020 (unaudited).